Inventories (Details 1) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Inventory
Balance as of beginning of period	$ 188,856	$ 0
Addition	0	195,355
Reversal	(186,505)	0
Translation adjustments inventory	2,339	6,499
Balance as of end of period	$ 4,690	$ 188,856